INVESTMENTS	12 Months Ended
Dec. 31, 2024
INVESTMENTS [Abstract]
INVESTMENTS

7. INVESTMENTS

The following is a summary of the Company’s investments (in thousands):

	As of
	December 31,	December 31,
	2024	2023
Equity method investments⁽¹⁾	$79,934	$59,655
Nonmarketable equity investments without readily determinable fair values	21,205	18,748
Nonmarketable equity investments with readily determinable fair values	76	83
Total investment securities	$101,215	$78,486
(1)
The book value of two equity method investments exceeded the Company’s percentage ownership share of their underlying net assets by $27.3 million and $8.7 million as of December 31, 2024. The book value of one equity method investment exceeded the Company’s percentage ownership share of their underlying net assets by $27.7 million as of December 31, 2023. The basis differences, primarily resulting from acquisition purchase price step-ups on the investments, are accounted for as goodwill (as a component of the investment), which is not tested for impairment separately. Instead, the investments are tested if there are indicators of an other-than-temporary decline in carrying value.

Equity Method Investments

The Company has an approximately 7% ownership stake in Monkey Spirit, LLC, which owns the IP license to distribute Howler Head branded products and beverages. The Company recognized equity losses of $0.9 million for the year ended December 31, 2023, and the investment balance was $3.3 million as of December 31, 2023. During the year ended December 31, 2024, the Company recognized an other-than-temporary impairment charge of $2.7 million to fully write off this investment due to the business's decision to wind down operations.

In July 2024, the Company paid $15.0 million in exchange for an approximately 5% ownership stake in EverPass, LLC, which owns a live sports media platform that assists in distributing live sports and entertainment content to bars, restaurants, hotels and other commercial venues. The Company also made an additional pro rata capital contribution of $2.0 million in September 2024. The

Company has accounted for this investment using the equity method of accounting and will recognize its proportionate share of income or loss in future periods.

The Company has an approximately 50% ownership stake in Sports News Television LP (“SNTV”), which provides sports news videos globally. The Company recognized equity earnings of $5.6 million, $5.5 million and $5.9 million for the years ended December 31, 2024, 2023 and 2022, respectively, and the investment balance was $27.9 million and $29.7 million as of December 31, 2024 and 2023, respectively. Company also received distributions of 5.6 million and $5.8 million for the years ended December 31, 2024, 2023, and 2022, respectively.

In February 2024, the Company paid $11.7 million in exchange for an approximately 30% equity interest in Wiz-Team SA, which provides event management services. The Company has accounted for this investment using the equity method of accounting. For the year ended December 31, 2024, the Company recorded $0.7 million of equity losses from this equity method investment.

Excluding the impact of the impairment charge noted above, the Company recognized equity losses of $0.5 million, equity earnings of $4.7 million, and equity earnings of $1.2 million for the years ended December 31, 2024, 2023 and 2022, respectively, from other equity method investments. During the years ended December 31, 2024, 2023 and 2022, the Company received distributions of $4.1 million, $2.0 million, $1.2 million, respectively, from these other equity method investments.

Nonmarketable Equity Investments Without Readily Determinable Fair Values

As of December 31, 2024 and 2023, the Company held various investments in nonmarketable equity instruments of private companies.

The Company did not record any impairment charges on these investments during the years ended December 31, 2024, 2023 or 2022. In addition, there were no observable price change events that were completed during the years ended December 31, 2024, 2023 or 2022.

The fair value measurements of the Company’s equity investments and nonmarketable equity investments without readily determinable fair values are classified within Level 3 as significant unobservable inputs are used as part of the determination of fair value. Significant unobservable inputs may include variables such as near-term prospects of the investees, recent financing activities of the investees, and the investees' capital structure, as well as other economic variables, which reflect assumptions market participants would use in pricing these assets. For equity investments without readily determinable fair values, the Company has elected to use the measurement alternative to fair value that will allow these investments to be recorded at cost, less impairment, and adjusted for subsequent observable price changes.